CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows [Abstract]
Payments of issuance costs for issuance of promissory notes	$ 0	$ 30	$ 207	$ 751
Payments of issuance costs for issuance of redeemable convertible preferred stock			$ 0	$ 329